SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	$ 17,896	$ 49,505
Operating Lease Expenses One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	66,295	36,291
Operating Lease Expenses - Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease expenses	$ 3,683	$ 13,092